OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER RECEIVABLES AND PREPAID EXPENSES
Prepaid expenses	$ 501	$ 449
Government authorities	321	536
Short-term investments	11,520	200
Accrued interest	1,616
Other	160	30
Total	$ 2,598	$ 1,215